Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 16 - Commitments and contingencies

The Company is subject to legal proceedings, claims and disputes arising in the ordinary course of business. The Company evaluates these matters in accordance with ASC 450, Contingencies, and records a provision when it determines that a loss is probable and the amount can be reasonably estimated. For matters where a loss is reasonably possible but the recognition criteria for an additional provision are not met, the Company discloses the nature of the contingency and, were reasonably estimable, the potential exposure. The amounts ultimately incurred in resolving these matters may differ from the amounts accrued or disclosed as reasonably possible exposure.

United Kingdom

As of June 30, 2026, the Company continued to be involved in employment-related legal matters in the United Kingdom. The Company has not recorded any additional provision in respect of these matters during the six months ended June 30, 2026. Based on information currently available, management estimates the broader reasonably possible exposure relating to the United Kingdom matters to be approximately $390,000. This amount represents an estimate of reasonably possible exposure and does not represent an additional amount accrued in the consolidated financial statements. The updated assessment comprises approximately $227,500 and $162,500 relating to two employment matters.

Brazil

As of June 30, 2026, the Company continued to be involved in employment-related legal proceedings in Brazil involving former employees. The Company has not recorded any additional provision in respect of these matters during the six months ended June 30, 2026. Based on information currently available, management estimates the broader reasonably possible exposure relating to the Brazilian matters to be approximately $264,000. This amount represents an estimate of reasonably possible exposure and does not represent an additional amount accrued in the consolidated financial statements.

Argentina

As of June 30, 2026, the Company continued to be involved in employment-related and other legal matters in Argentina. The Company has not recorded any additional provision in respect of these matters during the six months ended June 30, 2026. Based on information currently available, management estimates the broader reasonably possible exposure relating to the Argentine matters to be approximately $60,000. This amount represents an estimate of reasonably possible exposure and does not represent an additional amount accrued in the consolidated financial statements.

Except as described above, the Company is not involved in any other material legal proceedings, and management does not believe that the outcome of any other known matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.